Fees Summary	Jan. 29, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 183,281,250.00
Previously Paid Amount	13,810.00
Total Fee Amount	25,311.14
Total Offset Amount	0.00
Net Fee	$ 11,501.14